Income Tax - Schedule of Deferred Tax Assets (Details) - USD ($)	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Schedule of Deferred Tax Assets [Abstract]
Net operating losses carried forward in the PRC	$ 85,404	$ 77,818	$ 96,604
Allowance of expected credit loss	56,310	33,830	1,167
Total	141,714	111,648	97,771
Less: Valuation allowance	(85,404)	(77,818)	(96,604)
Deferred tax assets, net	$ 56,310	$ 33,830	$ 1,167